Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies. Executives’ stock options are granted with an exercise price equal to the fair market value of our common stock, calculated based on the closing price on the date of grant. Equity grants to executives currently are made pursuant to our 2020 Equity Incentive Plan.
Grants of options to purchase our Class A common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process agreed with our Compensation Committee. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material non-public information, or MNPI, such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members. Option grants for newly hired employees are typically done monthly on a trading day near the 15th of the month. The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.
There were no grants of options to our NEOs within 4 business days before or 1 business day after the release of MNPI on Forms 8-K, 10-Q or 10-K during the year ended December 31, 2024. Accordingly, no table of such grants is presented under SEC Regulation S-K 402(x).

Award Timing Method	Grants of options to purchase our Class A common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process agreed with our Compensation Committee. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material non-public information, or MNPI, such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members. Option grants for newly hired employees are typically done monthly on a trading day near the 15th of the month.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false